CSMC 2022-NQM3 Trust ABS-15G

Exhibit 99.50

Data Compare Summary (Total)
CSMC_2022-NQM3_V1
Run Date - 4/18/2022 13:15:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
Borrower First Name	7	65	10.77%	Tape value include borrower first and middle name.
Borrower Last Name	20	65	30.77%	Tape vaue included business vested entity name rather than borrowers last name.
Coborrower First Name	0	65	0.00%
Coborrower Last Name	0	65	0.00%
# of Units	0	65	0.00%
Contract Sales Price	0	65	0.00%
Debt Service Coverage Ratio	42	52	80.77%	All variances were the result of rounding differences or other variations in what was captured from the credit reports. Mission verified all captured DSCR ratios met Guidelines.
Borrower Qualifying FICO	6	65	9.23%	All variances were the result of rounding differences or other slight variations in what was captured from the credit reports. Mission verified all captured FICO scores met Guidelines.
Borrower Qualifying DTI	51	52	98.08%	All variances were the result of rounding differences or other variations in what was captured from the credit reports. Mission verified all captured DTI ratios met Guidelines.
Borrower Total Income	0	65	0.00%
Occupancy	0	65	0.00%
First Payment Date	3	65	4.62%	We are unable to determine variance in tape dates. In all cases Mission verified initial payment date from the Promissory Note.
Primary Appraised Value for LTV	7	65	10.77%	We used the ASF designated waterfall which resulted in a tiered waterfall for values. The variances are the result of lower values from either purchase contracts or secondary valuations. on thi sloan the tape data used Appraisal rather than the lower sales price. Mission verified that the lower valuation met guideline requirement.
Note Date	15	65	23.08%	We are unable to determine variance in tape dates. In all cases Mission verified Note date from the Promissory Note.
Note Type	0	65	0.00%
Original Note Interest Rate	0	65	0.00%
First Interest Rate Change Date	0	65	0.00%
Original Loan Amount	0	65	0.00%
Original LTV	7	65	10.77%	Mission verified in each case that the lower LTV met guideline requirements or an exception with compensating factors was present.
Original P&I	0	65	0.00%
Property Type	2	65	3.08%	Property Type variations were a result of enumeration differences between the client bid tape and ASF property types designations. Primarily these are differences in Condo or attached family designations. Mission verified in each case that the property type met guideline requirements with verification from the property appraisal.
Purpose	7	65	10.77%	Loan purpose variations were a result of enumeration differences between the client bid tape and ASF property types designations.
Refi Purpose	9	65	13.85%	Refi Purpose variations were a result of enumeration differences between the client bid tape and ASF property types designations.
Property Street	0	65	0.00%
Property City	0	65	0.00%
Property State	0	65	0.00%
Property Zip	0	65	0.00%

Total